Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Summary of Charge for Current Taxation Income Tax Rates on Taxable Profit

The charge for current taxation is calculated at the following income tax rates on the taxable profit for the year for the various countries in which the Group operates:

Malta	5%	(a)	Israel	23%
Cayman Islands	0%		Mexico	30%
United Kingdom	0% and 19%	(b)	India	22%
Brazil	34%	(c)	Chile	27% and 10%	(e)
Colombia	35%		Peru	29.5%
Argentina	25%, 30% and 35%	(d)	Morocco	10%, 20% and 31%	(f)
Ecuador	25%		Egypt	22.5%
Uruguay	25%		South Africa	28%
Panama	25%		Nigeria	30%
Paraguay	10%		Indonesia	22%
Guatemala	5% and 7%		Honduras	25%
Nicaragua	30%		Philippines	20%
Rwanda	30%		Singapore	17%
Kenya	30%		Malaysia	24%
Tanzania	30%		Thailand	20%
Uganda	30%		United Arab Emirates	0%
United States of America	21%		Vietnam	20%
Ivory Coast	25%		Japan	35%
El Salvador	25%		Ghana	25%
Bangladesh	32.5%		Cameroon	33%
Dominican Republic	27%		Costa Rica	30%

(a) With effect from year of assessment 2020, Dlocal Group Limited made an election in order for itself and its ‘Qualifying subsidiary’ to form a fiscal unit. The total chargeable income of the fiscal unit, resulting in a flat modified corporate tax rate of 5% being applicable directly to the income allocated to the principal taxpayer.

(b) Dlocal LLP and Dlocal Corp LLP are tax transparent UK partnerships subject to 0% income tax, and Dlocal OpCo UK LTD is subject to a tax rate of 19%.

(c) Composed of IRPJ (Imposto de Renda de Pessoa Juridica) at the rate of 25% and CSLL (Contribuição Social sobre o Lucro Liquido) at the rate of 9%.

(d) Progressive rates: 25%, 30% and 35% depending on the tax result.

(e) General tax rate: 27%. Specific rate applicable to Propyme 10%.

(f) Progressive rates: 10%, 20% and 31% depending on the tax result.

Summary of Income Tax Charge Recognized in Profit and Losses

The income tax charge recognized in profit and losses is the following:

Current Income Tax	2022	2021	2020
Current Income Tax on profits for the year	(11,682)	(6,940)	(3,172)
Total Current Income Tax expense	(11,682)	(6,940)	(3,172)

Deferred income tax	2022	2021	2020
Increase/(decrease) in deferred income tax assets	229	(83)	200
Increase in deferred income tax liabilities	(133)	(624)	(259)
Total Deferred income tax benefit / (expense)	96	(707)	(59)
Income Tax expense	(11,586)	(7,647)	(3,231)

Summary of Deferred Tax Assets / Liabilities

Deferred Tax Assets

The balance comprises temporary differences attributable to:

	2022	2021	2020
Tax Losses	348	31	98
Accrued Liabilities	99	318	79
Exchange differences	—	—	14
Other	51	24	25
Total	498	373	216

Deferred Tax Liabilities

The balance comprises temporary differences attributable to:

	2022	2021	2020
Accrued receivables	946	900	259
Other	206	223	—
Total	1,152	1,123	259

Summary of Movements in Deferred Tax Assets

Movements:

	Tax losses	Accrued liabilities	Exchange differences	Other	Total
At January 1, 2022	31	316	—	26	373
Credited / (charged) to profit & loss	317	(217)	0	25	125
At December 31, 2022	348	99	—	51	498

	Tax losses	Accrued liabilities	Exchange differences	Other	Total
At January 1, 2021	98	79	14	25	216
(Charged) / credited to profit & loss	(67)	237	(14)	1	157
At December 31, 2021	31	316	—	26	373

Summary of Movements in Deferred Tax Liabilities

Movements:

	Accrued Liabilities	Other	Total
At January 1, 2022	900	223	1,123
Credited / (charged) to profit & loss	46	(17)	29
At December 31, 2022	946	206	1,152

At January 1, 2021	259	—	259
Credited to profit & loss	641	223	864
At December 31, 2021	900	223	1,123

Summary of Reconciliation of Effective Tax Rate

The effective Income Tax rate of dLocal for fiscal year 2022 was 9.6% (8.9% and 10.3% in the years ended December 31, 2021 and 2020, respectively). For fiscal year 2022 and 2021, dLocal applied for fiscal consolidation in Malta resulting in a domestic rate of 5% (fiscal consolidation was not applied for 2020, resulting in a domestic rate of 35% with a 30% of tax refund). The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% for fiscal years 2022 and 2021, and 35% for fiscal year 2020 is as follows:

	2022	2021	2020
Profit before Income Tax	120,283	85,500	31,418
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(6,014)	(4,275)	(4,718)
Permanent differences:
Tax effect of non-taxable income	555	3,369	8,489
Tax effect on income tax refund on dividends	—	—	(2,197)
Effect from entities taxes in different rates	(5,440)	(3,127)	(4,254)
Other permanent differences (1)	(687)	(3,614)	(551)
Total Income Tax Expense	(11,586)	(7,647)	(3,231)

(1) In 2022, other permanent differences comprises non-deductible expenses for USD 1,088 (USD 921 in 2021) partially offset by other differences for USD 401 (USD 658 in 2021). In 2021 it also includes non-allowable expenses for USD 678 and taxable income from subsidiaries not included in the Profit before Income Tax for an amount of USD 1,357.